Expense Example, No Redemption - Class C	Feb. 27, 2026 USD ($)
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,375
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,361
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,454
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	135
Expense Example, No Redemption, 3 Years	432
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	$ 1,448